PRIVATE PLACEMENT (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 10, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022
PRIVATE PLACEMENT
Sale of 461,500 Private Units (in shares)		461,500		461,500
Aggregate purchase price		$ 4,615,000		$ 4,615,000
Over-allotment option
PRIVATE PLACEMENT
Sale of 461,500 Private Units (in shares)	1,500,000
Private Placement
PRIVATE PLACEMENT
Number of shares per unit			1		1
Number of warrants per unit			0.50		0.50
Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Sale of 461,500 Private Units (in shares)			461,500
Price of warrants			$ 10.00	$ 10.00
Aggregate purchase price			$ 4,615,000
Number of shares per warrant			1	1
Exercise price of warrant (in dollars per share)			$ 11.50	$ 11.50